Cost of Revenue	9 Months Ended
Sep. 30, 2023
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 15. COST OF REVENUE

For the nine months ended September 30, 2023 and 2022, cost of revenue consisted of test kit materials, both patient collection kits and lab-based PCR kits and the cost of performing those tests for ColoAlert tests run in our analytical laboratory.